Annual Total Returns[BarChart] - Direxion Daily SP Oil Gas Exp Prod Bear 2X Shares - Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	2016	2017	2018	2019	2020
Total	(87.57%)	(9.04%)	49.10%	(36.07%)	(42.64%)